Income Taxes	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 9: INCOME TAXES

There was no income tax expense reflected in the results of operations for the quarters ended January 31, 2025 and January 31, 2024, because the Company carried forward net losses for tax purposes.

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the quarters ended January 31, 2025 and January 31, 2024:

	January 31, 2025	January 31, 2024
Federal income taxes at statutory rate	21.00%	21.00%
State income taxes at statutory rate	5.00%	6.96%
Change in valuation allowance	(25.99)%	(27.98)%
Other	(0.01)%	(0.07)%
Totals	0.00%	0.00%

Deferred tax assets as of January 31, 2025 and October 31, 2024 consist of the following components:

	January 31, 2025	October 31, 2024
Deferred tax assets
Net operating loss carryforwards	$664,145	$421,921
Capitalized research and development costs	85,477	100,146
Stock based compensation	67,982	54,970
Other	209	209
Total deferred tax asset	817,813	577,246
Valuation allowance	(799,115)	(560,133)
Deferred tax assets, net	18,698	17,113
Deferred tax liabilities
Depreciation	(18,698)	(17,113)
Net deferred tax assets	$—	$—

The Company has net operating loss carry forwards available to offset future taxable income. Current tax laws limit the Company’s ability to utilize these carryforwards. Because the Company’s realization of the deferred tax assets is not certain, the Company fully offset the deferred tax assets resulting from these carryforwards with a valuation allowance. The Company has approximately $2,555,000 of federal and state net operating loss carrying forwards to offset future federal taxable income as of January 31, 2025.

The Company recognizes uncertain tax positions taken when filing its tax returns if it is more likely than not that the tax authorities will not uphold the position based on current tax law. As of January 31, 2025, the Company has not identified any uncertain tax positions.

NOTE 9: INCOME TAXES

There was no income tax expense reflected in the results of operations for the years ended October 31, 2024, 2023 and 2022, because the Company carried forward net losses for tax purposes.

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended October 31, 2024, 2023, and 2022:

	2024	2023	2022
Federal income taxes at statutory rate	21.00%	21.00%	21.00%
State income taxes at statutory rate	6.89%	7.00%	7.00%
Change in valuation allowance	(27.98)%	(28.00)%	(28.00)%
Other	0.09%	—%	—%
Totals	0.00%	—%	—%

Deferred tax assets for the fiscal years ended October 31, 2024, 2023 and 2022 consist of the following components:

	2024	2023	2022
Deferred tax assets	$—	$—	$—
Net operating loss carryforwards	421,921	37,702	44,863
Capitalized research and development costs	100,146	—	—
Stock based compensation	54,970	—	—
Other	210	—	—
Total deferred tax asset	$577,246	$37,702	$44,863
Valuation allowance	(560,134)	(37,702)	(44,863)
Deferred tax assets, net	$17,113	$—	$—
Deferred tax liabilities
Depreciation	(17,113)	—	—
Net deferred tax assets	$—	$—	$—

The Company has net operating loss carry forwards available to offset future taxable income. Current tax laws limit the Company’s ability to utilize these carryforwards. Because the Company’s realization of the deferred tax assets is not certain, the Company fully offset the deferred tax assets resulting from these carryforwards with a valuation allowance. The Company has approximately $1,508,000 of federal and state net operating loss carrying forwards to offset future federal taxable income as of October 31, 2024. The Company’s valuation allowance increased approximately $522,000 from 2023 to 2024 and decreased approximately $8,000 from the years ending October 31, 2022 to 2023.

The Company recognizes uncertain tax positions taken when filing its tax returns if it is more likely than not that the tax authorities will not uphold the position based on current tax law. As of October 31, 2024, the Company has not identified any uncertain tax positions.